Note 13 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal income tax at statutory rate	$ 719	$ 560
Federal income tax at statutory rate, percentage	21.00%	21.00%
State tax, net of federal benefit	$ 211	$ 151
State tax, net of federal benefit, percentage	6.20%	5.70%
Stock compensation expense	$ 30	$ (33)
Stock compensation expense, percentage	0.90%	(1.20%)
Other	$ (10)	$ (11)
Other, percentage	(0.20%)	(0.50%)
Total	$ 950	$ 667
Total, percentage	27.90%	25.00%